BUSINESS SEGMENTS AND GEOGRAPHIC AREAS	12 Months Ended
Dec. 28, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENTS AND GEOGRAPHIC AREAS
 BUSINESS SEGMENTS AND GEOGRAPHIC AREAS
The Company classifies its business into three reportable segments, which also represent its operating segments: Construction & Do It Yourself (“CDIY”), Industrial, and Security.
The CDIY segment is comprised of the Professional Power Tool business, the Consumer Products Group, the Hand Tools & Storage business, and the Fastening & Accessories business. The Professional Power Tool business sells professional grade corded and cordless electric power tools and equipment including drills, impact wrenches and drivers, grinders, saws, routers and sanders. The Consumer Products Group sells corded and cordless electric power tools sold primarily under the Black & Decker brand, lawn and garden products and home products. The Hand Tools & Storage business sells measuring, leveling and layout tools, planes, hammers, demolition tools, knives, saws, chisels, tool boxes, sawhorses, and storage units. The Fastening and Accessories business sells pneumatic tools and fasteners including nail guns, nails, staplers and staples, concrete and masonry anchors, as well as power tool accessories which include drill bits, router bits, abrasives and saw blades.
The Industrial segment is comprised of the Industrial and Automotive Repair ("IAR"), Engineered Fastening and Infrastructure businesses. The IAR business sells professional hand tools, power tools, and engineered storage solution products. The Engineered Fastening business primarily sells engineered fastening products and systems designed for specific applications. The product lines include stud welding systems, blind rivets and tools, blind inserts and tools, drawn arc weld studs, engineered plastic and mechanical fasteners, self-piercing riveting systems and precision nut running systems, micro fasteners, and high-strength structural fasteners. The Infrastructure business consists of the Oil & Gas (formerly CRC-Evans) and Hydraulics businesses. The product lines include custom pipe handling machinery, joint welding and coating machinery, weld inspection services and hydraulic tools and accessories.
The Security segment is comprised of the Convergent Security Solutions ("CSS") and the Mechanical Access Solutions ("MAS") businesses. The CSS business designs, supplies and installs electronic security systems and provides electronic security services, including alarm monitoring, video surveillance, fire alarm monitoring, systems integration and system maintenance. Purchasers of these systems typically contract for ongoing security systems monitoring and maintenance at the time of initial equipment installation. The business also includes healthcare solutions, which markets medical cabinets, asset tracking, infant protection, pediatric protection, patient protection, wander management, fall management, and emergency call products. The MAS business sells automatic doors, commercial hardware, locking mechanisms, electronic keyless entry systems, keying systems, tubular and mortise door locksets.
The Company utilizes segment profit, which is defined as net sales minus cost of sales and SG&A inclusive of the provision for doubtful accounts (aside from corporate overhead expense), and segment profit as a percentage of net sales to assess the profitability of each segment. Segment profit excludes the corporate overhead expense element of SG&A, interest income, interest expense, other-net (inclusive of intangible asset amortization expense), restructuring, and income taxes. Refer to Note O, Restructuring and Asset Impairments, for the amount of restructuring charges and asset impairments by segment, and to Note F, Goodwill and Intangible Assets, for intangible amortization expense by segment. Corporate overhead is comprised of world headquarters facility expense, cost for the executive management team and cost for certain centralized functions that benefit the entire Company but are not directly attributable to the businesses, such as legal and corporate finance functions. Transactions between segments are not material. Segment assets primarily include accounts receivable, inventory, other current assets, property, plant and equipment, intangible assets and other miscellaneous assets.
Geographic net sales and long-lived assets are attributed to the geographic regions based on the geographic location of each Company subsidiary.

BUSINESS SEGMENTS

(Millions of Dollars)	2013	2012	2011
Net Sales
CDIY	$5,276.0	$5,008.4	$4,804.3
Industrial	3,302.6	2,739.3	2,691.5
Security	2,422.6	2,400.2	1,880.7
Consolidated	$11,001.2	$10,147.9	$9,376.5
Segment Profit
CDIY	$777.5	$694.5	$603.0
Industrial	456.7	440.7	438.0
Security	238.0	312.7	297.3
Segment Profit	1,472.2	1,447.9	1,338.3
Corporate overhead	(253.9)	(252.3)	(245.0)
Other-net	(287.4)	(299.8)	(254.3)
Restructuring charges and asset impairments	(176.1)	(174.0)	(66.2)
Loss on debt extinguishment	(20.6)	(45.5)	—
Interest income	12.8	10.1	26.5
Interest expense	(160.4)	(144.2)	(140.4)
Earnings from continuing operations before income taxes	$586.6	$542.2	$658.9
Capital and Software Expenditures
CDIY	$155.8	$199.0	$160.7
Industrial	125.6	108.7	72.4
Security	84.2	64.8	48.9
Discontinued operations	—	13.5	20.1
Consolidated	$365.6	$386.0	$302.1
Depreciation and Amortization
CDIY	$154.0	$139.6	$132.0
Industrial	147.0	116.3	106.0
Security	139.3	149.0	128.8
Discontinued operations	1.0	40.4	43.3
Consolidated	$441.3	$445.3	$410.1
Segment Assets
CDIY	$7,357.9	$7,152.4	$7,152.4
Industrial	5,302.0	3,712.2	3,554.0
Security	4,495.6	4,600.8	4,120.9
	17,155.5	15,465.4	14,827.3
Discontinued operations	10.1	171.7	1,132.3
Corporate assets	(630.5)	206.9	(10.6)
Consolidated	$16,535.1	$15,844.0	$15,949.0

The above table has been updated to reflect a realignment of certain net sales and profit from the CDIY segment to the Industrial segment to align the reporting with the current management of the Company's operations in the emerging markets.  The related assets (including goodwill) and liabilities of these segments have been adjusted accordingly.  As a result, Note F, Goodwill and Intangible Assets, of the Notes to Consolidated Financial Statements in Item 8 has been recast to reflect this change.

Corporate assets primarily consist of cash, deferred taxes, and property, plant and equipment. Based on the nature of the Company's cash pooling arrangements, at times corporate-related cash accounts will be in a net liability position.
Sales to the Home Depot were 14%, 14% and 14% of the CDIY segment net sales in 2013, 2012 and 2011, respectively. Sales to Lowes were 17%, 18% and 18% of the CDIY segment net sales in 2013, 2012 and 2011, respectively.
In 2013, the Company recorded $166 million of facility closure-related and other charges associated with the merger and other acquisitions across all segments, impacting segment profit by $13 million in CDIY, $25 million in Industrial. and $39 million in Security for the year ended December 28, 2013, with the remainder residing in corporate overhead.
In 2012 the Company recorded $168 million of facility closure-related and other charges associated with the merger and other acquisitions across all segments, impacting segment profit by $42 million in CDIY, $8 million in Industrial, and $41 million in Security for the year ended December 29, 2012, with the remainder residing in corporate overhead.
In 2011 the Company recorded $120 million of facility closure-related and other charges associated with the merger and other acquisitions across all segments, impacting segment profit by $20 million in CDIY, $9 million in Industrial, and $15 million in Security for the year ended December 31, 2011, with the remainder residing in corporate overhead.
GEOGRAPHIC AREAS

(Millions of Dollars)	2013	2012	2011
Net Sales
United States	$5,212.6	$4,862.9	$4,508.5
Canada	600.3	578.2	547.6
Other Americas	813.6	805.5	752.5
France	704.6	699.1	695.9
Other Europe	2,529.6	2,419.1	2,172.2
Asia	1,140.5	783.1	699.8
Consolidated	$11,001.2	$10,147.9	$9,376.5
Property, Plant & Equipment
United States	$619.8	$569.2	$501.5
Canada	25.0	19.3	19.9
Other Americas	84.4	88.5	94.8
France	85.3	71.1	60.1
Other Europe	376.4	329.4	264.1
Asia	294.4	252.4	200.0
Consolidated	$1,485.3	$1,329.9	$1,140.4